CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income (loss)	$ 66,659,388	$ 42,650,028	$ (43,849,159)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	26,118,778	38,342,931	39,789,976
Loss from equity in affiliates	223,389	69,194	508
Allowance for doubtful accounts	11,599,708	6,373,132	7,437,323
Share-based compensation	8,880,397	310,504	563,109
Amortization of discounts related to liability for exclusive rights	52,922	935,177	1,882,804
Valuation allowance for deferred tax assets		194,892	830,348
Others	35,709	20,664	108,108
Changes in operating assets and liabilities:
Accounts receivable	(45,417,127)	(7,325,344)	(32,403,128)
Amounts due from related parties	3,471,274	(3,882,437)
Prepaid expenses and other current assets	(4,236,540)	(1,531,557)	3,694,165
Other non-current assets	(247,654)	(281,717)	137,085
Accounts payable	(1,051,548)	(301,228)	1,714,590
Accrued payroll and welfare expenses	17,515,586	10,398,953	5,215,150
Income tax payable	15,249,420	20,119,753	6,032,353
Other tax payable	9,297,217	8,320,720	3,503,762
Amounts due to related parties	4,381,372	(21,644,489)	21,655,567
Other current liabilities and accrued expenses	14,668,180	8,930,136	(1,027,347)
Deferred taxes	(2,369,482)	(18,276,332)	(11,960,473)
Net cash provided by operating activities	124,830,989	83,422,980	3,324,741
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(12,122,678)	(16,957,279)	(18,180,574)
Investment in affiliates	(245,138)	(246,027)
Proceeds from disposal of property and equipment	12,400	546,373	21,335
Net cash used in investing activities	(12,355,416)	(16,656,933)	(18,159,239)
Financing activities:
Contribution from non-controlling interest		36,904	252,120
Proceeds of loans from (refund loans to) related parties		(43,818,894)	19,761,083
Advance from related parties	276,000	2,760,000
Contribution from E-House	120,000	1,000	1,500,000
Dividends to non-controlling interests		(338,941)	(8,723)
Proceeds from issuance of ordinary shares, net of paid issuance costs of $15,036,616	120,257,584
Proceeds from exercise of options	535,535
Acquisition of non-controlling interest of subsidiaries	(14,418,056)
Proceeds from partial disposal of subsidiaries	309,395
Net cash provided by (used in) financing activities	107,080,458	(41,359,931)	21,504,480
Effect of exchange rate changes on cash and cash equivalents	(474,614)	2,233,257	166,157
Net increase in cash and cash equivalents	219,081,417	27,639,373	6,836,139
Cash and cash equivalents at the beginning of the year	98,729,639	71,090,266	64,254,127
Cash and cash equivalents at the end of the year	317,811,056	98,729,639	71,090,266
Supplemental disclosure of cash flow information:
Income taxes paid	1,953,177	1,478,483	1,008,454
Non-cash investing and financing activities:
Additional paid in capital recognized in connection with business acquisition		(6,459)
Consideration payable for amount recognized in purchase of exclusive rights		(8,967,972)	(22,892,042)
Related party loans waived and recorded as a capital contribution		1,000	1,500,000
Related party payable recorded as a capital contribution	(2,857,251)	(15,527,623)	(21,560,829)
Deemed distribution to E-House associated with tax liability	(571,227)	(2,381,799)	(1,747,590)
Decrease in amount due to related party due to vesting of restricted shares	1,012,000
Payables for acquisition of non-controlling interest	$ (25,645,630)